DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amounts of Derivative Financial Instruments Included in Comprehensive Income and Locations in Consolidated Statements of Income

The aggregate contractual amounts of derivative financial instruments at March 31, 2015 and 2016 are as follows:

	March 31,
	2015	2016
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥12,797	¥12,867

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	182,761	240,125

Total derivatives	¥195,558	¥252,992

Fair Value and Location of Derivative Financial Instruments in Consolidated Balance Sheets

The fair value and location of derivative financial instruments in the consolidated balance sheets at March 31, 2015 and 2016 are as follows:

		March 31,
	Location	2015	2016
		(Yen in millions)
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥131	¥127

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	3,927	5,478

Total derivative assets		¥4,058	¥5,605

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥104	¥98

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	2,829	852

Total derivative liabilities		¥2,933	¥950

Changes in Fair Value of Derivative Financial Instruments Not Designated as Hedging Instruments

Changes in the fair value of derivative financial instruments not designated as hedging instruments for the year ended March 31, 2014, 2015 and 2016 are as follows:

		Years ended March 31,
Type of derivatives	Location	2014	2015	2016
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥6,189	¥3,099	¥3,528